Loans from Third Parties - Schedule of Loans from Third Parties (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Loans from Third Parties [Line Items]
Balance, Short-term loans from third parties		¥ 610,637	[1]	¥ 11,551,614	$ 87,320	[1]
Maturity Date, Short-term loans from third parties	[1]	Due on demand
Effective Interest Rate, Short-term loans from third parties	[1]
Collateral/ Guarantee, Short-term loans from third parties	[1]
Long-term loans from third parties, current
Balance, Long-term loans from third parties, current				¥ 2,320,082
Ping Fang [Member]
Long-term loans from third parties, noncurrent
Balance, Long-term loans from third parties, noncurrent	[2]	¥ 2,000,582			286,079
Maturity Date, Long-term loans from third parties, noncurrent	[2]	December 31, 2027
Effective Interest Rate, Long-term loans from third parties, noncurrent		9.6%	[2]	August 31, 2025
Effective Interest Rate, Long-term loans from third parties amount, noncurrent	[2]	¥ 16,000
Long-term loans from third parties, current
Balance, Long-term loans from third parties, current				¥ 2,000,582
Maturity Date, Long-term loans from third parties, current		9.6%	[2]	August 31, 2025
Effective Interest Rate, Long-term loans from third parties, current				9.60%
Collateral/ Guarantee, Long-term loans from third parties, current				Guaranteed by three related parties, including Dexiang Wei, Guoji Luo, Yongan Zhong and one management of the Group
Effective Interest Rate, Long-term loans from third parties amount, current				¥ 16,000
Xueyi Xie [Member]
Long-term loans from third parties, noncurrent
Effective Interest Rate, Long-term loans from third parties, noncurrent		December 31, 2026	[3]	December 31, 2025
Long-term loans from third parties, current
Balance, Long-term loans from third parties, current		¥ 200,000	[3]	¥ 200,000	$ 28,600	[3]
Maturity Date, Long-term loans from third parties, current		December 31, 2026	[3]	December 31, 2025
Effective Interest Rate, Long-term loans from third parties, current			[3]
Collateral/ Guarantee, Long-term loans from third parties, current			[3]
Zhenyang Shi and Li Xu [Member]
Schedule of Loans from Third Parties [Line Items]
Balance, Short-term loans from third parties				¥ 6,905,558
Maturity Date, Short-term loans from third parties	[1]			Due on demand
Effective Interest Rate, Short-term loans from third parties
Collateral/ Guarantee, Short-term loans from third parties	[1]			Partially guaranteed by Zhenyang Shi and Li Xu
Zhenyang Shi and Li Xu [Member] | Minimum [Member]
Schedule of Loans from Third Parties [Line Items]
Effective Interest Rate, Short-term loans from third parties
Zhenyang Shi and Li Xu [Member] | Maximum [Member]
Schedule of Loans from Third Parties [Line Items]
Effective Interest Rate, Short-term loans from third parties
Zhenyang Shi [Member]
Schedule of Loans from Third Parties [Line Items]
Balance, Short-term loans from third parties				¥ 4,646,056
Maturity Date, Short-term loans from third parties				From January to August 2025
Effective Interest Rate, Short-term loans from third parties
Collateral/ Guarantee, Short-term loans from third parties				Partially Guaranteed by Zhenyang Shi
Zhenyang Shi [Member] | Minimum [Member]
Schedule of Loans from Third Parties [Line Items]
Effective Interest Rate, Short-term loans from third parties				0.00%
Zhenyang Shi [Member] | Maximum [Member]
Schedule of Loans from Third Parties [Line Items]
Effective Interest Rate, Short-term loans from third parties				18.00%
Haiming Luo [Member]
Long-term loans from third parties, noncurrent
Effective Interest Rate, Long-term loans from third parties, noncurrent				February 28, 2025, monthly pay RMB8,333
Long-term loans from third parties, current
Balance, Long-term loans from third parties, current				¥ 119,500
Maturity Date, Long-term loans from third parties, current				February 28, 2025, monthly pay RMB8,333
Effective Interest Rate, Long-term loans from third parties, current				6000.00%
Collateral/ Guarantee, Long-term loans from third parties, current				Guaranteed by three related parties, including Dexiang Wei, Guoji Luo, Yongan Zhong and one management of the Group

[1]	For the years ended December 31, 2024 and 2025, the Group entered into various loans agreements with individuals for an aggregated amount of RMB19,856,630 and RMB 2,951,275 (US$422,027), respectively, to facilitate its business operations. During the years ended December 31, 2024 and 2025, the Group did not fully repay the loans which were due on demand, and these entity and individuals may request the Group to repay the loan at any time.
[2]	The loan was renewed in 2025 with maturity date of December 31, 2027.
[3]	The loan was renewed in 2025 with maturity date of December 31, 2026.